C4 Net sales	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
C4 Net sales
C4	Net sales

Net sales

	2017	2016	2015
Sales of products and network rollout services	123,990	135,778	150,775
Professional Services sales	69,408	76,816	81,749
License revenues	7,905	10,014	14,396

Net sales	201,303	222,608	246,920
Export sales from Sweden	86,812	107,036	117,486